Research and Development Expenses - Summary of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Research And Development Expenses [Abstract]
Research project costs	$ 122,128,314	$ 78,654,217	$ 25,891,851
Total research and development expenses	$ 122,128,314	$ 78,654,217	$ 25,891,851